Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 197	$ 1,515	$ 2,191	$ 3,094
Dividend income	614	456	1,222	893
Interest expenses on lease liabilitites	32		63
Interest income [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	123	114	255	243
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1	$ 1	$ 3	$ 2